Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2017
Other Current Assets [Abstract]
Other Current Assets
	December 31,
	2016	2017
Inventories	$12,988	$9,573
Deferred mobilization expenses	6,351	6,482
Prepayments and advances	10,500	17,064
Intangible assets, net	-	402
Insurance claims	-	2,980
Other	85	1,485
Total	$29,924	$37,986